UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

Eaton Vance TABS Short-Term Municipal Bond Fund

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

Eaton Vance

High Yield Municipal Income Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 100.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$567	$249,244

		$249,244

Education — 4.2%
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	$1,570	$1,739,576
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,338,837
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(3)	10,000	11,311,300
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,581,520
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31	500	592,375
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/32	875	1,032,089
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33	1,000	1,175,200
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34	1,000	1,171,750
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,165,740
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,173,470
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,159,760
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,154,250
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,279,120
University of California, 5.00%, 5/15/38(3)(4)	10,000	11,868,100
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	9,074,348

		$48,817,435

Electric Utilities — 4.8%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,274,602
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	7,315	7,598,968
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	832,251
Indiana Municipal Power Agency, 4.00%, 1/1/42	15,185	16,355,308
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	5,780	6,007,501
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	5,735	6,007,011
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,667,486
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	235,922
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	9,920	11,715,222
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	605	675,126

		$55,369,397

Escrowed/Prerefunded — 1.9%
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.75%, 11/15/26(5)	$1,575	$1,611,697
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.875%, 11/15/36(5)	6,000	6,143,880

1

Security	Principal Amount (000’s omitted)	Value
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$3,170,090
Maryland Health and Higher Educational Facilities Authority, (Edenwald), Prerefunded to 7/1/16, 5.40%, 1/1/37	2,555	2,576,564
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.125%, 7/1/31	2,500	2,832,500
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	270	294,708
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), Prerefunded to 8/15/16, 5.25%, 8/15/31	5,000	5,069,700

		$21,699,139

General Obligations — 7.9%
California, 5.00%, 12/1/31	$5,000	$6,102,350
California, 5.00%, 9/1/32(6)	14,255	17,257,531
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	774,335
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	862,830
Chicago Board of Education, IL, 7.00%, 12/1/44	10,000	9,503,500
Dowagiac Union School District, MI, 5.00%, 5/1/38	1,110	1,305,915
Dowagiac Union School District, MI, 5.00%, 5/1/39	2,275	2,670,077
Dowagiac Union School District, MI, 5.00%, 5/1/40	2,425	2,839,238
Dowagiac Union School District, MI, 5.00%, 5/1/41	1,135	1,326,747
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 5.00%, (0.00% until 6/15/16), 6/15/33	2,115	2,527,044
Illinois, 5.00%, 5/1/35	3,500	3,742,690
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/34	1,700	1,943,916
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/35	1,850	2,105,892
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/30	13,400	9,087,076
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	6,480	7,135,452
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/39	5,500	2,428,415
Walnut Valley Unified School District, CA, (Election of 2007), 5.00%, 8/1/39	2,750	3,298,432
Washington, 5.25%, 2/1/36(3)	10,000	11,712,200
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,627,349

		$91,250,989

Health Care – Miscellaneous — 0.5%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,165	$1,165,676
Yavapai County Industrial Development Authority, AZ, (West Yavapai Guidance Clinic), Prerefunded to 12/1/16, 6.25%, 12/1/36	3,905	4,049,329

		$5,215,005

Hospital — 12.7%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,535,588
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	282,383
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	619,064
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	560,815
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,162,560
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,290,300
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,734,428
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,857,458
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,512,190
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	6,555	7,352,809
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	7,571,482
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	798,203
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,233,185
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,795,297

2

Security	Principal Amount (000’s omitted)	Value
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 4.25%, 11/15/41	$3,940	$4,149,096
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,368,286
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/29	2,000	2,390,000
Monroe County Hospital Authority, PA, (Pocono Medical Center), 5.25%, 1/1/43	2,450	2,509,167
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,930,067
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	4,500	4,755,915
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	7,500	8,802,750
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,500	4,002,495
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(3)	7,470	8,071,708
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(5)	2,300	2,538,257
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,493,209
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,191,060
Oneida County Industrial Development Agency, NY, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,780	1,783,168
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	7,197,750
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,462,285
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,265,726
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,620,280
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	1,455	2,021,359
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/37(7)	1,500	1,613,010
Sullivan County Health, Educational and Facilities Board, TN, (Wellmont Health System), 5.25%, 9/1/36	5,520	5,591,153
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 4.00%, 11/15/42	2,500	2,670,625
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(3)	7,000	8,243,550
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	3,008,925
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.00%, 11/15/39(7)	8,000	8,601,280
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,838,900

		$145,425,783

Housing — 1.7%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(5)	$4,000	$4,477,400
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	819,038
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,349,500
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,233,484
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,771,565
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	905,888
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,108,680
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/16(8)	860	688,009
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(8)	2,000	1,600,020

		$18,953,584

3

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 11.3%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$9,085	$9,939,898
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,457,253
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	5,610	5,622,398
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	770	808,893
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(5)	7,175	7,332,276
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	935	935,075
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,341,150
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	1,880	2,069,654
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(5)	2,175	2,230,093
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,835,920
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	1,990	1,990,418
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	405	405,919
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(5)	8,875	8,922,481
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 5.25%, 11/1/42(5)	4,745	4,770,908
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,075,480
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	8,055	8,662,991
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(5)	1,285	1,325,413
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	9,195,273
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,939,900
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	873,506
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,476,915
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	7,083,766
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 6.40%, 12/1/38	5,000	4,846,000
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	14,297,488
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,176,950
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	7,130	8,297,609

		$129,913,627

Insured – Electric Utilities — 0.5%
Kentucky Municipal Power Agency, (Prairie State Energy Campus), (NPFG), 5.00%, 9/1/32	$4,765	$5,615,838

		$5,615,838

Insured – General Obligations — 2.4%
Detroit, MI, (AGC), 5.00%, 4/1/20	$397	$414,339
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	2,000	2,341,480
Luzerne County, (AGM), 5.00%, 11/15/29	5,000	5,790,850

4

Security	Principal Amount (000’s omitted)	Value
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	$3,175	$3,590,893
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,368,856
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,577,815
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	3,147,509
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	2,163	2,258,813
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	6,360	6,959,239

		$27,449,794

Insured – Industrial Development Revenue — 1.0%
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,567,937
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	2,500	2,508,625

		$11,076,562

Insured – Other Revenue — 1.9%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$6,135,497
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	7,327,572
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	6,431,200
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,501,289

		$22,395,558

Insured – Special Tax Revenue — 1.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$16,967,900

		$16,967,900

Insured – Student Loan — 0.3%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$3,785	$3,976,332

		$3,976,332

Insured – Transportation — 5.0%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,774,245
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	767,078
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,567,261
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	6,168,300
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	7,753,600
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,599,683
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,722,375
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	2,013,640
New Jersey Transportation Trust Fund Authority, (Transportation System), (NPFG), 0.00%, 12/15/30	3,400	1,898,220
New Jersey Transportation Trust Fund Authority, (Transportation System), (NPFG), 0.00%, 12/15/31	3,675	1,965,427
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	13,127,200
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,369,707
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,892,800
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,452,016
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	5,911,611

		$57,983,163

Insured – Water and Sewer — 0.8%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$2,710	$2,728,618
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	2,155	1,364,654

5

Security	Principal Amount (000’s omitted)	Value
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	$3,965	$2,343,870
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,670,707
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,332,802

		$9,440,651

Lease Revenue/Certificates of Participation — 1.4%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(3)	$10,875	$13,224,000
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,480	2,918,290

		$16,142,290

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$820	$802,009

		$802,009

Other Revenue — 6.8%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	$250	$126,633
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,569,744
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	2,258,532
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	1,150	1,317,026
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,290	1,485,951
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	700	808,304
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	683,885
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	929,941
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(9)	6,250	1,552,187
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(5)	6,000	6,058,080
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/40	4,740	5,144,938
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(3)(4)	10,000	11,834,000
Non-Profit Preferred Funding Trust I, Various States, Series D, 5.17%, 9/15/37(5)	14,000	9,396,940
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	360	366,592
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	7,500	9,377,475
Seminole Tribe, FL, 5.25%, 10/1/27(5)	9,000	9,365,400
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	4,765	5,428,955
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,107,101
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	7,310	7,500,206
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	742,238

		$78,054,128

Senior Living/Life Care — 7.9%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,421,023
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,915	8,682,359
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,522,900
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(5)	1,000	1,071,540
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), 5.125%, 10/1/37	2,290	2,374,249
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	471,963
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	764,876
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	581,138
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	531,557
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,033,790
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,067,390

6

Security	Principal Amount (000’s omitted)	Value
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	$6,000	$6,195,480
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,845,850
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(5)	315	315,570
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(5)	1,085	1,094,060
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(5)	1,560	1,564,742
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	540,295
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	834,368
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,632,375
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,150	1,257,100
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,752,850
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,967,036
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	500	577,060
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,146,490
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,433,970
North Miami, FL, (Imperial Club), 7.00%, 1/1/42(9)	3,475	346,631
North Miami, FL, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(9)	7,315	729,671
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	2,540	2,658,796
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	25	30,536
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,453,502
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,650	8,213,016
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(5)	770	825,232
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,473,370
St. Joseph County, IN, (Holy Cross Village), Prerefunded to 5/15/16, 6.00%, 5/15/26	1,225	1,227,940
St. Joseph County, IN, (Holy Cross Village), Prerefunded to 5/15/16, 6.00%, 5/15/38	5,460	5,473,104
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,980	2,195,741
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,750	1,921,920
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	491,364
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,509,499
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,328,522
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,320,216
Warren County, OH, (Otterbein Homes Obligated Group), 4.00%, 7/1/44	2,000	2,064,000
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,229,538
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	577,835
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,593,275
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,380	2,642,252

		$90,985,991

7

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 4.8%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,813,190
Avelar Creek Community Development District, FL, (Capital Improvements), 5.375%, 5/1/36	1,110	1,110,278
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,416	5,419,845
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,265,220
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	707,310
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	5,000	5,142,750
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,830,180
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	510	509,969
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,330	1,329,920
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(9)	1,005	10
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 2/1/39	1,490	1,475,383
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(3)	10,000	11,875,500
Poinciana West Community Development District, FL, 6.00%, 5/1/37	2,220	2,252,545
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,765	2,764,890
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,728,135
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,144,520
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	513,099
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,253	1,253,051
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	920	844,661
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(9)	3,650	37
University Square Community Development District, FL, 5.875%, 5/1/38	1,715	1,738,101

		$54,718,594

Student Loan — 0.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	$4,650	$4,881,524
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,874,245

		$7,755,769

Transportation — 17.8%
Central Florida Expressway Authority, 4.00%, 7/1/37	$1,430	$1,551,908
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,277,133
Central Texas Regional Mobility Authority, 5.00%, 1/1/40	8,070	9,306,485
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	663,457
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,633,600
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	3,015,743
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,553,916
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,715,725
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	8,308,160
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,366,159
Illinois Toll Highway Authority, 5.00%, 1/1/40(3)	15,000	17,584,350
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,522,406
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	662,965
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	272,320
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	584,775
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	5,000	5,779,500

8

Security	Principal Amount (000’s omitted)	Value
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	$2,050	$2,388,865
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,727,000
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,671,800
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,203,880
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,272,280
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/23	3,000	3,634,530
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	540,660
North Texas Tollway Authority, 5.50%, 9/1/41(3)(4)	10,000	11,836,000
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	7,150	7,741,019
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	6,017,684
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	560	643,154
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	1,125	1,304,753
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(3)	12,080	12,946,619
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(3)	10,000	10,836,400
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	5,025	5,408,910
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(3)	9,990	10,801,787
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,101,500
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,452,731
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,556,675
Texas Private Activity Bond Surface Transportation Corp., (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), (AMT), 5.00%, 12/31/55(7)	3,000	3,270,510
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,685	4,427,417
Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,260	5,114,471
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	4,030,964
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	18,556,042
Walker Field Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,125,937

		$204,410,190

Water and Sewer — 2.3%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,568,028
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,737,302
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	14,449,038
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,191,150
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,084,432

		$26,029,950

Total Tax-Exempt Municipal Securities — 100.2% (identified cost $1,075,716,211)		$1,150,698,922

Taxable Municipal Securities — 6.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$25	$11,028

		$11,028

9

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 1.9%
Municipal Electric Authority of Georgia, 6.655%, 4/1/57(10)	$10,617	$13,369,351
Vernon, CA, Electric System Revenue, 4.65%, 8/1/25	7,500	8,078,100

		$21,447,451

General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$5,000	$5,289,400
Chicago, IL, 7.517%, 1/1/40(10)	11,220	11,135,401
Chicago, IL, 7.75%, 1/1/42	8,790	8,807,844
Riverside Unified School District, CA, 4.25%, 8/1/36(7)	1,835	1,856,102

		$27,088,747

Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$11,000	$12,205,490

		$12,205,490

Insured – General Obligations — 0.7%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$988	$961,476
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,328,044

		$8,289,520

Insured – Special Tax Revenue — 0.2%
Industry, CA, Sales Tax Revenue, (AGM), 4.625%, 1/1/34	$2,500	$2,669,700

		$2,669,700

Total Taxable Municipal Securities — 6.2% (identified cost $67,793,797)		$71,711,936

Total Investments — 106.4% (identified cost $1,143,510,008)		$1,222,410,858

Other Assets, Less Liabilities — (6.4)%		$(73,609,172)

Net Assets — 100.0%		$1,148,801,686

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	18.4%
New York	12.4%
Others, representing less than 10% individually	75.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 13.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.8% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

10

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $12,538,100.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $78,613,829 or 6.8% of the Fund’s net assets.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	When-issued security.

(8)	Security is in default and making only partial interest payments.

(9)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(10)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
U.S. 10-Year Treasury Note	175	Short	Jun-16	$(22,964,320)	$(22,760,938)	$203,382
U.S. Long Treasury Bond	112	Short	Jun-16	(18,517,414)	(18,291,000)	226,414

						$429,796

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $429,796.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,041,037,414

Gross unrealized appreciation	$102,078,363
Gross unrealized depreciation	(22,619,919)

Net unrealized appreciation	$79,458,444

11

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,150,698,922	$—	$1,150,698,922
Taxable Municipal Securities	—	71,711,936	—	71,711,936
Total Investments	$—	$1,222,410,858	$—	$1,222,410,858
Futures Contracts	$429,796	$—	$—	$429,796
Total	$429,796	$1,222,410,858	$—	$1,222,840,654

The Fund held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Eaton Vance

TABS Short-Term Municipal Bond Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 85.8%

Security	Principal Amount (000’s omitted)	Value
Education — 6.0%
Alabama Public School and College Authority, 5.00%, 5/1/21	$1,000	$1,187,120
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	14,425	15,739,983
North Penn School District, PA, 5.00%, 3/1/21	3,010	3,306,244
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/21	680	806,188
University of Minnesota, 5.00%, 8/1/21	1,350	1,610,874
University of Texas, 5.00%, 8/15/23	4,775	5,473,773
University of Virginia, 2.00%, 8/1/21	350	368,239
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,171,280
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	1,912,511

		$31,576,212

Electric Utilities — 3.3%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.25%, 2/15/25	$120	$129,060
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,815,200
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/22	3,000	3,606,840
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,488,683
Southern California Public Power Authority, 5.00%, 7/1/26	1,000	1,195,270
Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,193,190

		$17,428,243

Escrowed/Prerefunded — 2.6%
Acalanes Union High School District, CA, (Election of 2008), Prerefunded to 8/1/21, 0.00%, 8/1/46	$500	$77,970
American Municipal Power, Inc., OH, (Prairie State Energy Campus), Prerefunded to 2/15/18, 5.25%, 2/15/25	1,880	2,031,716
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/24	1,930	2,103,970
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	500	559,085
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	280	316,714
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/22	525	551,843
Texas, (Texas Public Finance Authority), Prerefunded to 10/1/17, 5.00%, 10/1/20	1,000	1,061,840
Washington, Prerefunded to 7/1/18, 5.00%, 7/1/22	5,000	5,459,800
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Escrowed to Maturity, 5.00%, 8/15/18	1,190	1,301,610

		$13,464,548

General Obligations — 44.4%
Alabama, 5.00%, 8/1/20	$3,530	$4,129,888
Allen Independent School District, TX, (PSF Guaranteed), 2.00%, 2/15/18	2,140	2,191,060
Anne Arundel County, MD, 5.00%, 4/1/21	6,615	7,893,349
Atlanta, GA, 5.00%, 12/1/20	5,000	5,884,500
Barbers Hill Independent School District, TX, 4.00%, 2/15/23	2,000	2,177,080
Barbers Hill Independent School District, TX, 4.00%, 2/15/24	4,245	4,609,773
Bergen County, NJ, 3.25%, 11/1/16	2,195	2,225,993
Brown County, WI, 4.00%, 11/1/21	620	696,781

1

Security	Principal Amount (000’s omitted)	Value
California, 5.00%, 8/1/21	$500	$599,440
California, 5.00%, 9/1/21	5,000	6,005,300
Cary, NC, 5.00%, 6/1/18	195	212,556
Cedar Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/18	300	295,866
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	136,929
Chattanooga, TN, 5.00%, 10/1/21	1,000	1,208,820
College Station, TX, 5.00%, 2/15/24	1,000	1,171,040
Comal County, TX, 4.00%, 2/1/18	1,200	1,265,640
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	300	299,580
Dallas, TX, Independent School District, (PSF Guaranteed), 5.50%, 2/15/18	240	260,899
Denton County, TX, 5.00%, 7/15/24	1,000	1,156,400
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22(1)	2,600	2,348,424
Denver City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27(1)	250	283,483
Denver City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28(1)	310	350,502
Eagle Mountain & Saginaw, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/20	155	147,600
El Camino, CA, Community College District, 0.00%, 8/1/18	2,280	2,235,608
El Dorado, CA, Union High School District, 0.00%, 8/1/18	110	106,560
El Dorado, CA, Union High School District, 0.00%, 8/1/21	45	40,688
El Monte Union High School District, CA, 5.00%, 6/1/20	1,000	1,159,640
Fairfax County, VA, 4.00%, 4/1/23	500	556,375
Fitchburg, MA, 4.00%, 12/1/16	570	580,870
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/21	5,000	5,977,050
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,000	3,489,870
Forney, TX, Independent School District, (PSF Guaranteed), 4.00%, 8/15/20	400	427,728
Forney, TX, Independent School District, (PSF Guaranteed), 4.00%, 8/15/22	525	561,393
Forney, TX, Independent School District, (PSF Guaranteed), 4.50%, 8/15/24	500	538,540
Frisco, TX, 4.00%, 2/15/19	155	168,532
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	300,660
Glasscock County, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/23	500	566,395
Guilford County, NC, Series 2010A, 5.00%, 8/1/19	1,265	1,436,610
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	11,572,375
Gull Lake, MI, Community Schools, 5.00%, 5/1/20	465	533,578
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	4,659,402
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/19	540	523,163
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	1,260	1,177,659
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	825	755,626
Illinois, 5.00%, 1/1/18	350	369,551
Illinois, 5.00%, 5/1/21	100	111,215
Illinois, 5.00%, 6/1/21	1,620	1,803,076
Illinois, 5.00%, 3/1/25	2,730	2,989,514
Illinois, 5.50%, 7/1/27	1,500	1,697,895
Irving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/17	420	431,470
Katy Independent School District, TX, (PSF Guaranteed), 0.84%, Variable to 8/15/19 (Put Date), 8/15/36(2)	6,810	6,801,147
Lake County, IL, Community College District No. 532, 4.00%, 6/1/21	4,230	4,798,004
Leander Independent School District, TX, 0.00%, 8/15/17	1,240	1,226,583
Leander Independent School District, TX, 0.00%, 8/15/18	2,590	2,515,434
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	2,000	1,830,340
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	3,000	2,802,330
Leander Independent School District, TX, Series 2015B, 0.00%, 8/15/20	505	471,726
Maryland, 5.00%, 3/1/19	5,465	6,117,794
Maryland, 5.00%, 3/1/22	5,000	6,105,800
Massachusetts, 3.00%, 12/1/24	5,465	5,749,836
Massachusetts, 5.25%, 8/1/21	5,100	6,202,059
Mecklenburg County Public Facilities Corp., NC, Prerefunded to 3/1/19, 5.00%, 3/1/22	5,795	6,473,015
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	8,727,346

2

Security	Principal Amount (000’s omitted)	Value
Minnesota, 4.00%, 8/1/16	$1,750	$1,766,048
Minnesota, 4.00%, 8/1/19	3,000	3,308,700
Minnesota, 5.00%, 6/1/18	1,000	1,089,590
Minnesota, 5.00%, 8/1/18	90	98,669
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,117,535
Montgomery County, MD, (Public Improvement), 5.00%, 11/1/20	5,000	5,899,850
Morris County, NJ, 5.00%, 2/15/17	1,650	1,708,724
Morris County, NJ, 5.00%, 2/15/19	1,720	1,922,908
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/23	945	818,635
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/24	900	774,594
New Hanover County, NC, 5.00%, 12/1/18	430	477,330
New York, NY, 5.00%, 8/1/22	2,810	3,429,998
Northwest Independent School District, TX, (PSF Guaranteed), 2.00%, 2/15/19	1,935	1,996,185
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,263,308
Ohio, 5.00%, 9/15/20	1,000	1,171,340
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	480,461
Pennsylvania, 5.00%, 2/15/17	2,500	2,584,850
Peralta Community College District, CA, 5.00%, 8/1/23	140	175,515
Pima County, AZ, 4.00%, 7/1/18	2,400	2,568,816
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/18(1)	2,500	2,687,550
Reedy Creek Improvement District, FL, 5.00%, 6/1/20	1,000	1,156,410
Rockwall Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	3,440	3,177,494
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	1,415	1,191,671
San Diego, CA, Community College District, 0.00%, 8/1/18	285	278,596
Scottsdale Unified School District No. 48, AZ, 2.00%, 7/1/23	1,205	1,242,933
Snohomish County, WA, Everett School District No. 2, 5.00%, 12/1/20	1,000	1,174,450
South Carolina, 5.00%, 8/1/18	3,300	3,619,440
Spring Branch, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/18	1,875	2,016,881
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	550	630,421
Suffolk, VA, 4.00%, 8/1/18	500	536,990
Tennessee, 3.00%, 10/1/26	1,000	1,071,040
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	51,315
Tucson, AZ, 3.00%, 7/1/21	1,000	1,084,240
Tucson, AZ, 3.00%, 7/1/22	2,675	2,921,448
Utah, Series 2011A, 5.00%, 7/1/19	7,495	8,491,610
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,727,757
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,135,080
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	705,660
Vistancia Community Facilities District, AZ, 5.00%, 7/15/22	740	852,391
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,550	1,774,083
Wake County, NC, 5.00%, 3/1/23	2,120	2,365,411
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,640,350
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18	500	501,520
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19	815	817,469
Wisconsin, 5.00%, 11/1/20	1,000	1,177,070
Wisconsin, 5.00%, 5/1/21	1,805	2,150,513
Zeeland Public Schools, MI, 5.00%, 5/1/21	1,290	1,504,243

		$234,480,452

Health Care — 0.0%(3)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$92,104

		$92,104

Hospital — 9.6%
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	$870	$959,923
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,168,793
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,468,016

3

Security	Principal Amount (000’s omitted)	Value
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	$445	$512,137
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,575,800
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,352,523
Indiana Finance Authority, Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,336,600
Maine Health and Higher Educational Facilities Authority, 5.00%, 7/1/22	1,000	1,201,350
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/22	475	498,916
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	2,360	2,639,448
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,275,357
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	862,833
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	652,700
St. Mary Hospital Authority, PA, (Catholic Health East), 5.00%, 11/15/22	5,000	5,801,600
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	848,064
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,417,112
Tarrant County, TX, Hospital District, 5.00%, 8/15/20	1,655	1,898,467
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	380,586
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,849,720
Wisconsin Health and Educational Facilities Authority, (UnityPoint Health), 5.00%, 12/1/21	1,000	1,188,810
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,526,933
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,398,322
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,113,334
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	444,984
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,288,833

		$50,661,161

Housing — 0.6%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$315	$332,788
Virginia Housing Development Authority, 1.00%, 10/1/17	130	130,523
Virginia Housing Development Authority, 1.10%, 4/1/17	1,100	1,106,116
Virginia Housing Development Authority, 1.60%, 7/1/17	460	464,393
Virginia Housing Development Authority, 1.90%, 10/1/18	1,000	1,025,970
Virginia Housing Development Authority, 2.05%, 7/1/18	230	236,228

		$3,296,018

Industrial Development Revenue — 0.2%
Ohio, 5.00%, 6/1/19	$800	$898,304

		$898,304

Insured-Electric Utilities — 0.9%
Alaska Energy Authority, (Bradley Lake), (AGM), 6.00%, 7/1/20	$3,845	$4,601,619

		$4,601,619

4

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 1.4%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,323,640
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	360	362,812
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/23	4,655	4,708,625

		$7,395,077

Insured-General Obligations — 0.3%
Long Beach, CA, Community College District, (Election of 2002), (NPFG), 0.00%, 5/1/23	$120	$105,808
New Britain, CT, (BAM), 5.00%, 3/1/21	500	583,340
Washington, (NPFG), 0.00%, 6/1/21	620	575,223
Washington, (XLCA), 0.00%, 12/1/16	200	199,326

		$1,463,697

Insured-Hospital — 0.1%
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	$535	$559,701

		$559,701

Insured-Public Power/Electric Utilities — 0.2%
Greenville, NC, Utilities Commission, (AGM), 5.00%, 11/1/22	$1,060	$1,164,241

		$1,164,241

Insured-Special Tax Revenue — 0.3%
Hamilton County, OH, Sales Tax, (AMBAC), 5.00%, 12/1/20	$1,600	$1,641,760

		$1,641,760

Insured-Transportation — 1.0%
Florida Department of Transportation, (NPFG), Prerefunded to 7/1/16, 5.00%, 7/1/22	$5,350	$5,445,070

		$5,445,070

Lease Revenue/Certificates of Participation — 2.8%
Boulder County, CO, (Flood Reconstruction), 5.00%, 12/1/23	$1,000	$1,169,320
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/18	2,395	2,601,808
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	2,420	2,718,943
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	705,941
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,530,132
Orange County, FL, School Board, 5.00%, 8/1/17	540	569,403
Orange County, FL, School Board, 5.00%, 8/1/18	675	739,057
Orange County, FL, School Board, 5.00%, 8/1/19	750	849,202
Volusia County, FL, School Board, 5.00%, 8/1/21	325	386,510
Washington, 5.00%, 7/1/21	2,000	2,368,960

		$14,639,276

Other Revenue — 1.4%
Kansas Development Finance Authority, 5.00%, 11/1/26	$1,990	$2,242,491
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	4,520	4,614,694
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/23	780	783,081

		$7,640,266

Special Tax Revenue — 3.2%
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	$1,045	$1,060,152
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/20	200	232,390
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013D, 5.00%, 3/15/21	5,745	6,822,360

5

Security	Principal Amount (000’s omitted)	Value
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013E, 5.00%, 3/15/21	$5,000	$5,937,650
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,519,497
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	152,475
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,294,138

		$17,018,662

Transportation — 6.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue, 1.50% to 4/2/18 (Put Date), 4/1/47(2)	$2,500	$2,524,325
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,838,650
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,172,140
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	3,047,750
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	1,450	1,703,750
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/22	2,840	3,399,338
New Jersey Turnpike Authority, 5.00%, 1/1/22	3,325	3,667,342
North Texas Tollway Authority, 1.08%, Variable to 1/1/20 (Put Date), 1/1/38(2)	2,500	2,462,400
Ohio Turnpike Commission, 5.00%, 2/15/20	1,165	1,332,970
Texas Transportation Commission, 5.00%, 10/1/21	10,000	12,044,300

		$34,192,965

Water and Sewer — 1.0%
California Department of Water Resources, 5.00%, 12/1/24	$35	$38,200
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	500	504,555
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	220	247,630
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,146,200
Jasper Water Works and Sewer Board, Inc., AL, 5.00%, 6/1/22	600	696,372
Little Rock, AR, Sewer Revenue, 4.00%, 10/1/21	925	1,055,591
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,170,409
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	197,796

		$5,056,753

Total Tax-Exempt Municipal Securities — 85.8% (identified cost $435,272,718)		$452,716,129

Taxable Municipal Securities — 5.8%

Security	Principal Amount (000’s omitted)	Value
Education — 1.1%
University of Colorado, 2.569%, 6/1/23	$2,700	$2,780,919
University of North Carolina at Chapel Hill, 1.998%, 12/1/22	3,000	2,996,820
Virginia Public School Authority, 4.167%, 8/1/18	225	240,937

		$6,018,676

Electric Utilities — 0.2%
Municipal Electric Authority of Georgia, 4.43%, 1/1/22	$1,000	$1,114,890

		$1,114,890

6

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.3%
Pennsylvania Turnpike Commission, Escrowed to Maturity, 2.609%, 12/1/21	$1,500	$1,569,720

		$1,569,720

General Obligations — 0.8%
Georgia, 2.78%, 2/1/23	$3,965	$4,174,788

		$4,174,788

Special Tax Revenue — 3.0%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 1.75%, 2/1/21	$5,000	$4,986,800
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.67%, 8/1/21	3,000	3,110,040
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.25%, 11/1/22	2,000	2,124,520
New York Urban Development Corp., Personal Income Tax Revenue, 3.08%, 3/15/24	2,490	2,623,588
New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	955	1,016,263
Successor Agency to San Diego Redevelopment Agency, CA, 2.875%, 9/1/21	800	812,080
Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	616,266
Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	463,523

		$15,753,080

Water and Sewer — 0.4%
California Department of Water Resources, (Central Valley), 2.837%, 12/1/23	$2,090	$2,188,272

		$2,188,272

Total Taxable Municipal Securities — 5.8% (identified cost $30,350,432)		$30,819,426

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)	Value
Education — 0.6%
President and Fellows of Harvard College, 2.30%, 10/1/23	$1,260	$1,258,180
Princeton University, 1.845%, 7/1/21	2,000	2,016,616

Total Corporate Bonds & Notes — 0.6% (identified cost $3,259,609)		$3,274,796

U.S. Treasury Obligations — 5.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.375%, 4/30/20	$9,170	$9,249,522
U.S. Treasury Note, 1.625%, 11/15/22	1,215	1,220,600
U.S. Treasury Note, 2.00%, 2/28/21	1,350	1,395,062
U.S. Treasury Note, 2.00%, 7/31/22	1,250	1,285,645

7

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 2.125%, 6/30/21	$6,300	$6,549,537
U.S. Treasury Note, 2.25%, 7/31/21	10,710	11,199,275

Total U.S. Treasury Obligations — 5.9% (identified cost $30,420,413)		$30,899,641

Total Investments — 98.1% (identified cost $499,303,172)		$517,709,992

Other Assets, Less Liabilities — 1.9%		$9,867,519

Net Assets — 100.0%		$527,577,511

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.8%
Others, representing less than 10% individually	76.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 4.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 2.2% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(3)	Amount is less than 0.05%.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open financial instruments at April 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$499,269,530

Gross unrealized appreciation	$18,519,156
Gross unrealized depreciation	(78,694)

Net unrealized appreciation	$18,440,462

8

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$452,716,129	$—	$452,716,129
Taxable Municipal Securities	—	30,819,426	—	30,819,426
Corporate Bonds & Notes	—	3,274,796	—	3,274,796
U.S. Treasury Obligations	—	30,899,641	—	30,899,641
Total Investments	$—	$517,709,992	$—	$517,709,992

The Fund held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 85.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,375,740
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 5.00%, 1/1/22	120	137,544

		$1,513,284

Education — 5.6%
Louisiana State University and Agricultural and Mechanical College, 5.00%, 7/1/23	$500	$606,640
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	300	364,416
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/32	1,250	1,509,238
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/28	250	304,940
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/32	145	173,958
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/26	300	381,645
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/25	1,855	2,349,283
Nevada System of Higher Education, 5.00%, 7/1/23	500	618,960
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	690	806,306
New Jersey Educational Facilities Authority, (Princeton University), 2014 Series A, 5.00%, 7/1/26	5,000	6,341,250
New Jersey Educational Facilities Authority, (Princeton University), 2015 Series A, 5.00%, 7/1/26	800	1,031,184
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/27	1,505	1,949,923
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/27	230	275,034
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,493,016
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	545,525
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	315	370,579
University of Texas, 4.00%, 8/15/36	7,120	7,976,821
Western Michigan University, 5.00%, 11/15/24	500	629,915

		$27,728,633

Electric Utilities — 4.3%
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	$170	$203,910
Indianapolis, IN, Thermal Energy System, 5.00%, 10/1/32	500	588,165
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,170,790
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,648,262
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,816,972
Omaha Public Power District, NE, 5.00%, 2/1/29	810	963,698
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	1,858,970

1

Security	Principal Amount (000’s omitted)	Value
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	$1,000	$1,118,440
Springfield, IL, Electric System Revenue, 5.00%, 3/1/27	3,000	3,643,650
Springfield, IL, Electric System Revenue, 5.00%, 3/1/28	3,475	4,189,634
Springfield, IL, Electric System Revenue, 5.00%, 3/1/29	3,325	3,966,924

		$21,169,415

Escrowed/Prerefunded — 2.2%
Acalanes Union High School District, CA, (Election of 2008), Prerefunded to 8/1/21, 0.00%, 8/1/46	$10,700	$1,668,558
Alabama Public School and College Authority, Prerefunded to 12/1/17, 5.00%, 12/1/24	2,500	2,671,800
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	560	633,427
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	20,268
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,258,880
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,282,726

		$10,535,659

General Obligations — 29.3%
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/26(1)	$1,000	$778,020
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/28(1)	1,135	795,363
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/29(1)	2,300	1,549,211
Addison, TX, 5.00%, 2/15/24	360	436,147
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/24	250	273,900
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/25	130	141,472
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/26	325	350,431
Anchorage, AK, Series C, 5.00%, 9/1/27	1,000	1,253,720
Anchorage, AK, Series D, 5.00%, 9/1/27	1,130	1,416,704
Anchorage, AK, 5.00%, 9/1/28	1,835	2,287,603
Arkansas, 4.00%, 6/1/28	500	577,365
Auburn, AL, 5.00%, 12/1/28	410	503,898
Bethel, CT, 4.00%, 11/15/28	300	340,722
Beverly Hills Unified School District, CA, (Election of 2008), 4.00%, 8/1/32	165	187,818
Bloomfield, CT, 4.00%, 10/15/20	90	101,378
California, 4.00%, 9/1/31	1,000	1,138,820
California, 5.00%, 12/1/21	5,000	6,037,500
Cambridge, MA, 4.00%, 1/1/28	540	633,091
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/23	195	165,920
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/24	160	131,210
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,050,280
Cleveland, OH, Municipal School District, 5.00%, 12/1/23	1,695	2,091,020
Cleveland, OH, Municipal School District, 5.00%, 12/1/32	5,000	5,939,450
Columbus, OH, City School District, 5.00%, 12/1/27	1,000	1,255,620
Connecticut, 5.00%, 12/1/20	50	51,393
Decatur, IL, 5.00%, 3/1/23	1,030	1,214,339
Dublin, OH, 4.00%, 12/1/28	750	887,092
Dublin, OH, 4.00%, 12/1/31	1,505	1,750,736
Edgewood City, OH, School District, 5.25%, 12/1/33	4,500	5,488,650

2

Security	Principal Amount (000’s omitted)	Value
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/33	$125	$64,881
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/35	275	129,398
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	9,900	11,744,073
Forsan, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/31	1,460	1,566,872
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	818,400
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	2,610	2,076,072
Glendale Unified School District, CA, 0.00%, 9/1/30	5,480	3,268,546
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,487,097
Groton, CT, 4.00%, 7/15/19	50	54,973
Guilford County, NC, 4.00%, 2/1/29	2,500	2,935,425
Guilford County, NC, 5.00%, 2/1/28	1,775	2,274,645
Harlandale Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	535	608,782
Hempfield, PA, School District, 5.00%, 10/15/27	1,000	1,137,770
Hopewell Township, NJ, 5.00%, 10/1/26	450	573,151
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,183,390
Illinois, 5.50%, 7/1/26	4,000	4,557,760
Illinois, 5.50%, 7/1/27	2,735	3,095,829
Johnson/Miami County Unified School District No. 230, KS, 5.00%, 9/1/28(1)	3,000	3,726,000
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/24	1,900	2,303,503
Lakeland, FL, 5.00%, 10/1/31	2,085	2,462,927
Lakota, OH, Local School District, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,365,952
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	900	963,270
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	863,100
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	3,000	1,935,270
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	1,955	1,826,185
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	966,358
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	826,050
Lubbock, TX, 5.00%, 2/15/24	2,000	2,344,740
Lynchburg, VA, 3.00%, 12/1/16	250	253,750
Macomb County, MI, 4.00%, 5/1/24	1,000	1,161,730
Mecklenburg County, NC, 5.00%, 3/1/19	50	55,973
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32	225	257,609
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,115	1,760,568
Neshaminy School District, PA, 4.00%, 11/1/26	850	956,675
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	133,336
New York, 5.00%, 2/15/20	1,210	1,397,707
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), 5.00%, 3/1/31	1,000	1,135,760
North Charleston, SC, Sewer District, 4.00%, 1/1/23	610	686,189
North Olmsted City School District, OH, 5.00%, 12/1/32	1,000	1,214,950
Northwest Local School District Board of Education, OH, 5.00%, 12/1/29	150	179,823
Onslow County, NC, 5.00%, 6/1/30	550	668,437
Oregon, 5.00%, 8/1/34	1,250	1,560,612
Owen J. Roberts School District, PA, 5.00%, 5/15/28	250	303,860
Prince William County, VA, 4.00%, 8/1/29	1,695	1,965,285
Richardson, TX, 5.00%, 2/15/20	50	57,503
Roaring Fork School District No. RE-1, CO, 4.00%, 12/15/32	1,520	1,700,181
Rockwall, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/25	2,190	1,875,056
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,358,721
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	1,765	1,525,066

3

Security	Principal Amount (000’s omitted)	Value
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	$1,350	$1,537,893
San Francisco Bay Area Rapid Transit District, CA, 5.00%, 8/1/32	2,000	2,487,400
San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/32	300	339,087
San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/33	450	506,245
South Texas Community College District, 5.00%, 8/15/23	1,560	1,930,032
Steamboat Springs School District No. RE-2, CO, 4.00%, 12/1/26	1,000	1,186,890
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	515	570,548
Telluride School District No. R-1, San Miguel County, CO, 5.00%, 12/1/30	100	123,122
Tennessee, 5.00%, 9/1/29	2,000	2,502,820
Texas, 5.00%, 4/1/21	3,000	3,578,160
Vermont, 5.00%, 8/15/23	860	1,031,235
Vista Unified School District, CA, 5.00%, 8/1/27	1,280	1,619,328
Washington, 5.00%, 7/1/24	850	986,884
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/27	1,125	853,492
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	920	668,058
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/34	4,500	2,453,175
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	1,100	1,505,317
Zeeland Public Schools, MI, 5.00%, 5/1/23	1,200	1,448,484
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,226,180

		$144,752,433

Hospital — 10.6%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$700	$828,044
Allen County, OH, Hospital Facilities, (Catholic Health Partners), 5.00%, 5/1/21	765	902,692
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	3,168,326
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/35	1,000	1,186,620
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/26	900	1,132,857
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/27	335	416,375
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,716,464
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,992,559
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,089,490
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 0.841%, Variable to 5/15/18 (Put Date), 5/15/48(2)	7,745	7,764,130
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	986,656
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	1,450	1,713,537
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/34	5,000	6,091,350
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.25%, 7/1/29	1,000	1,130,360
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	625,965
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	750	938,392
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,164,200

4

Security	Principal Amount (000’s omitted)	Value
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	$240	$289,486
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	315	383,661
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	926,195
Monroe County Industrial Development Corp., NY, (Highland Hospital of Rochester), 5.00%, 7/1/25	60	74,222
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	60,251
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/34	1,765	1,960,809
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/33	2,055	2,430,264
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/25	1,390	1,717,943
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/23	1,000	1,220,960
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/24	520	636,090
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	718,716
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,747,395
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,178,670

		$52,192,679

Housing — 0.4%
Alaska Housing Finance Corp., 5.00%, 6/1/32	$1,000	$1,208,170
Virginia Housing Development Authority, 2.45%, 7/1/19	500	520,985

		$1,729,155

Insured-Escrowed/Prerefunded — 2.0%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,323,640
King County, WA, Sewer Revenue, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	860	885,783
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/22	2,725	2,756,392
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/23	4,000	4,046,080
West Virginia, (NPFG), Prerefunded to 11/1/18, 5.20%, 11/1/26	25	28,252

		$10,040,147

Insured-General Obligations — 1.6%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$4,000	$1,970,760
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/32	1,000	566,260
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/33	1,500	808,440
Massachusetts, (AMBAC), 5.50%, 12/1/23	1,000	1,298,430
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,010	2,294,676
Sweetwater Union High School District, CA, (BAM), 5.00%, 8/1/23	760	943,829

		$7,882,395

Insured-Special Tax Revenue — 0.3%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,683,896

		$1,683,896

5

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 0.5%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,382,460

		$2,382,460

Lease Revenue/Certificates of Participation — 2.7%
Cincinnati, OH, City School District, 5.00%, 12/15/29	$1,585	$1,882,885
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/25	250	315,348
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/27	300	372,402
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/28	240	294,890
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/29	170	207,546
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/20	750	861,735
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	905,092
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/28	250	316,578
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/30	210	263,185
Orange County, FL, School Board, 5.00%, 8/1/17	500	527,225
Orange County, FL, School Board, 5.00%, 8/1/18	500	547,450
Orange County, FL, School Board, 5.00%, 8/1/34	2,650	3,176,952
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,235,010
South Dakota Building Authority, 5.00%, 6/1/27	500	611,130
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,785,150

		$13,302,578

Other Revenue — 3.0%
Bergen County, NJ, Improvement Authority, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$337,074
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.69%, Variable to 4/2/18 (Put Date), 10/1/47(2)	9,500	9,439,105
Camden County Improvement Authority, NJ, 5.00%, 1/15/25	425	541,501
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,187,020
Monmouth County Improvement Authority, NJ, 5.00%, 12/1/23	375	470,280
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	3,000	3,018,960

		$14,993,940

Public Power/Electric Utilities — 0.3%
Concord, NC, Limited Obligation Bonds, 5.00%, 6/1/26	$1,390	$1,714,315

		$1,714,315

Senior Living/Life Care — 0.7%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.656% Variable to 5/1/21 (Put Date), 5/1/36(2)	$2,500	$2,506,525
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/29	660	789,703

		$3,296,228

Special Tax Revenue — 3.0%
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/24	$1,000	$1,244,600
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/26	850	1,055,198
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/22	1,000	1,208,660
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	765	849,923

6

Security	Principal Amount (000’s omitted)	Value
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	$2,000	$2,395,300
Mesa, AZ, 5.00%, 7/1/27	1,850	1,937,782
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,900,515
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,453,753
Thornton Development Authority, CO, 5.00%, 12/1/24	300	368,259
Thornton Development Authority, CO, 5.00%, 12/1/25	160	194,150

		$14,608,140

Transportation — 10.5%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	$5,000	$6,229,250
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/32	7,000	8,332,520
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,000	1,186,080
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,182,670
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	1,000	1,101,170
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,838,650
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,778,720
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,172,140
Florida Department of Transportation, 5.00%, 7/1/25	900	1,018,116
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,239,030
Illinois Toll Highway Authority, 5.00%, 1/1/32	1,000	1,209,750
Illinois Toll Highway Authority, 5.00%, 1/1/33	1,775	2,125,420
Kansas Department of Transportation, 5.00%, 9/1/27	3,715	4,752,191
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,285,506
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,489,481
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,315,815
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	4,122,825
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,191,850
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,350	1,513,958
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,882,450

		$51,967,592

Water and Sewer — 8.3%
Auburn Water Works Board, AL, 5.00%, 9/1/33	$1,640	$1,961,440
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/31	150	179,475
Cherokee County Water and Sewerage Authority, GA, 5.00%, 8/1/32	375	467,794
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	477,529
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,848,684
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/24	300	378,072
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	600	725,970
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,258,110
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,720,377
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	440	495,260
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	555,488
Mobile, AL, Water & Sewer Commissioners, 5.00%, 1/1/29	1,705	2,048,916
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/28	240	278,071
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/29	410	474,124

7

Security	Principal Amount (000’s omitted)	Value
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	$50	$55,023
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	295	362,071
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/29	3,900	4,453,605
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/30	1,000	1,149,090
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,376,483
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	1,000	1,181,070
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	1,000	1,127,260
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	42,877
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/26	95	116,788
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/27	1,500	1,823,985
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/28	1,100	1,349,095
Tucson, AZ, Water System Revenue, 5.00%, 7/1/29	485	599,955
Union County, NC, Enterprise Systems Revenue, 5.00%, 6/1/29	250	312,462
Westmoreland County, PA, Municipal Authority, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	2,032,622
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/33	2,200	2,513,698
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/34	1,850	2,103,135
Wisconsin, Clean Water Revenue, 5.00%, 6/1/27	2,650	3,294,109

		$40,762,638

Total Tax-Exempt Municipal Securities — 85.6% (identified cost $395,384,986)		$422,255,587

Taxable Municipal Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
Education — 0.6%
University of North Carolina at Chapel Hill, 1.998%, 12/1/22	$3,000	$2,996,820

		$2,996,820

Special Tax Revenue — 0.3%
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$625	$651,925
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	647,762

		$1,299,687

Water and Sewer — 0.2%
Houston, TX, Utility System Revenue, 3.228%, 5/15/22	$1,100	$1,180,674

		$1,180,674

Total Taxable Municipal Securities — 1.1% (identified cost $5,401,824)		$5,477,181

8

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.625%, 11/15/22	$1,670	$1,677,697

Total U.S. Treasury Obligations — 0.4% (identified cost $1,643,669)		$1,677,697

Total Investments — 87.1% (identified cost $402,430,479)		$429,410,465

Other Assets, Less Liabilities — 12.9%		$63,796,153

Net Assets — 100.0%		$493,206,618

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	10.7%
California	10.2%
Others, representing less than 10% individually	65.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 5.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 3.7% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2016.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

9

The Fund did not have any open financial instruments at April 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$402,422,234

Gross unrealized appreciation	$26,991,499
Gross unrealized depreciation	(3,268)

Net unrealized appreciation	$26,988,231

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$422,255,587	$—	$422,255,587
Taxable Municipal Securities	—	5,477,181	—	5,477,181
U.S. Treasury Obligations	—	1,677,697	—	1,677,697
Total Investments	$—	$429,410,465	$—	$429,410,465

The Fund held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

April 30, 2016 (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II. Effective March 28, 2016, the Fund invests substantially all of its assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), having the same investment objective and policies as the Fund, and owns a pro rata interest in the Portfolio’s net assets. At April 30, 2016, the value of the Fund’s investment in the Portfolio was $311,181,526 and the Fund owned 99.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$56,323

		$56,323

Education — 6.0%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$618,350
Alabama Public School and College Authority, 5.00%, 5/1/24	500	628,125
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	350	406,707
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/21	500	584,080
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	500	615,530
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	248,462
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	709,736
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/28(2)	400	487,496
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/29(2)	1,000	1,211,910
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/30(2)	750	903,472
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/31(2)	250	300,073
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/21(2)	1,000	1,191,180
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22(2)	650	788,099
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	824,481
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	500	569,145
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	300	338,424
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	336,249
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	787,387
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	175	209,778
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	272,263
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	236,478
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	119,151
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	179,667
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	503,888
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/21	120	141,588
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	147,593
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	125,252
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	461,393
S. M. Educational Building Corp., MS, 5.00%, 9/1/25	250	318,395
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	933,495
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	922,402
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,215,770

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	$520	$615,883
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	300,288
Western Michigan University, 5.00%, 11/15/24	500	629,915

		$18,882,105

Electric Utilities — 4.2%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,214,780
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	619,930
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,235,160
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	123,775
Marquette Board of Light and Power, MI, 5.00%, 7/1/21(2)	350	412,608
Marquette Board of Light and Power, MI, 5.00%, 7/1/22(2)	230	276,649
Marquette Board of Light and Power, MI, 5.00%, 7/1/23(2)	450	550,413
Marquette Board of Light and Power, MI, 5.00%, 7/1/24(2)	475	586,117
Marquette Board of Light and Power, MI, 5.00%, 7/1/25(2)	345	430,215
Marquette Board of Light and Power, MI, 5.00%, 7/1/26(2)	775	974,400
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	626,965
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,243,610
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	589,440
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	599,115
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	615,290
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	144,071
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	370,245
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	309,790
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	500	582,060
Springfield, IL, Electric System Revenue, 5.00%, 3/1/22	500	594,155
Springfield, IL, Electric System Revenue, 5.00%, 3/1/27	250	303,637
Springfield, IL, Electric System Revenue, 5.00%, 3/1/28	250	301,412
Springfield, IL, Electric System Revenue, 5.00%, 3/1/29	250	298,265
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	305,015

		$13,307,117

Escrowed/Prerefunded — 0.2%
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.50%, 6/15/22	$25	$27,551
Washington State University, Prerefunded to 4/1/19, 5.00%, 4/1/32	15	16,610
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	500	568,930

		$613,091

General Obligations — 31.4%
Addison, TX, 5.00%, 2/15/26	$270	$329,678
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/27	330	349,919
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/28	450	519,025
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	275	315,838
Alaska, 5.00%, 8/1/30	1,000	1,222,040
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/21	2,000	2,363,280
Anchorage, AK, 5.00%, 9/1/23	750	929,602
Anchorage, AK, 5.00%, 9/1/24	750	945,855
Anchorage, AK, 5.00%, 9/1/25	750	958,402
Anchorage, AK, 5.00%, 9/1/27	780	977,902
Arkansas, 4.00%, 6/1/28	500	577,365
Avon Community School Building Corp., IN, 5.00%, 7/10/21	500	589,255
Avon, OH, 4.00%, 12/1/31	590	675,857

Security	Principal Amount (000’s omitted)	Value
Belding Area Schools, MI, 5.00%, 5/1/28	$250	$307,015
Belding Area Schools, MI, 5.00%, 5/1/30	250	303,708
Brookline, MA, 4.00%, 3/1/30	435	508,532
Brookline, MA, 4.00%, 3/1/31	250	290,570
Burlington, VT, 5.00%, 11/1/21	600	713,238
Burlington, VT, 5.00%, 11/1/22	450	545,661
Burlington, VT, 5.00%, 11/1/23	450	553,032
Burlington, VT, 5.00%, 11/1/24	400	496,896
Burlington, VT, 5.00%, 11/1/25	400	500,848
Burlington, VT, 5.00%, 11/1/26	250	315,513
Burlington, VT, 5.00%, 11/1/27	225	280,532
Burlington, VT, 5.00%, 11/1/28	370	457,435
California, 4.00%, 9/1/26	750	902,385
California, 4.00%, 9/1/27	740	872,800
California, 4.00%, 9/1/28	750	875,715
California, 4.00%, 9/1/31	500	569,410
Clark County School District, NV, 5.00%, 6/15/22	500	605,880
Clark County School District, NV, 5.00%, 6/15/23	500	617,670
Clark County School District, NV, 5.00%, 6/15/24	500	628,400
Clark County School District, NV, 5.00%, 6/15/25	500	634,600
Clark County School District, NV, 5.00%, 6/15/29	250	308,765
Clark County School District, NV, Series C, 4.00%, 6/15/31	1,000	1,113,130
Clark County School District, NV, Series D, 4.00%, 6/15/31	750	834,847
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	750	839,325
Crowley Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/28	100	115,396
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,152,010
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	856,305
Deer Valley Unified School District No. 97, AZ, 2.00%, 7/1/22	250	256,228
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	309,385
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	250	331,107
Dowagiac Union School District, MI, 4.00%, 5/1/21	350	394,929
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	370,968
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	403,130
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	290,098
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	730,012
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	405,860
Duplin County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,880	2,330,843
Edgewood City, OH, School District, 5.25%, 12/1/33	500	609,850
Edinburg Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	1,075	1,332,462
Edinburg, TX, 5.00%, 3/1/21	330	385,509
Edinburg, TX, 5.00%, 3/1/22	1,215	1,445,546
Edinburg, TX, 5.00%, 3/1/23	1,235	1,494,869
Edinburg, TX, 5.00%, 3/1/24	815	1,000,412
Edinburg, TX, 5.00%, 3/1/25	310	384,583
Elgin, IL, 3.00%, 12/15/22	1,410	1,527,552
Elgin, IL, 3.00%, 12/15/23	1,645	1,780,795
Elgin, IL, 3.00%, 12/15/24	1,770	1,914,556
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	609,905
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,148,620
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,193,145
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	500	622,735
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	750	928,117
Granville, OH, Exempted Village School District, 5.00%, 12/1/26	500	636,075

Security	Principal Amount (000’s omitted)	Value
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	$100	$76,445
Huber Heights City School District, OH, 5.00%, 12/1/26(2)	840	1,059,047
Illinois, 5.00%, 2/1/23	500	563,695
Illinois, 5.00%, 3/1/24	200	220,842
Illinois, 5.00%, 2/1/26	950	1,059,079
Illinois, 5.50%, 7/1/26	200	227,888
Jourdanton Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/21	530	576,900
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	155	178,824
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	397,130
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	401,414
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	659,856
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	596,630
Judson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/21	180	212,465
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	625	648,600
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	481,471
Kyle, TX, 4.00%, 8/15/21	250	283,913
Kyle, TX, 4.00%, 8/15/30	500	558,610
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,239,676
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	500	580,385
Lake County, FL, 5.00%, 6/1/28	650	792,298
Lakeland, FL, 5.00%, 10/1/25	635	783,673
Lakeland, FL, 5.00%, 10/1/28	1,500	1,798,530
Lakeland, FL, 5.00%, 10/1/30	1,000	1,184,960
Lakewood, OH, 4.00%, 12/1/29	500	566,565
Lakewood, OH, 4.00%, 12/1/30	400	452,756
Laredo Community College District, TX, 4.00%, 8/1/21(2)	125	141,356
Laredo Community College District, TX, 4.00%, 8/1/22(2)	240	274,195
Laredo Community College District, TX, 5.00%, 8/1/23(2)	165	201,706
Laredo Community College District, TX, 5.00%, 8/1/24(2)	140	173,415
Laredo Community College District, TX, 5.00%, 8/1/25(2)	110	137,569
Laredo Community College District, TX, 5.00%, 8/1/26(2)	320	401,882
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	637,140
Lewisville Independent School District, TX, 5.00%, 8/15/26(2)	1,500	1,903,650
Little Rock School District, AR, 3.00%, 2/1/23	400	420,852
Little Rock School District, AR, 3.00%, 2/1/24	250	262,470
Little Rock School District, AR, 3.00%, 2/1/25	250	260,878
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	241,100
Miami-Dade County, FL, School District, 5.00%, 3/15/28	300	364,587
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32	860	984,640
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	272,670
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	547,280
Monroe, NC, Limited Obligation Bonds, 4.00%, 3/1/21	310	349,965
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	420,518
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	375	291,191
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/25	1,925	2,478,457
Northwest Local School District Board of Education, OH, 4.00%, 12/1/30	300	329,853
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,169,016
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	832,095
Pasadena, TX, 4.00%, 2/15/28	500	569,345
Pasadena, TX, 4.00%, 2/15/29	250	282,330
Pasadena, TX, 4.00%, 2/15/30	500	560,965
Pasadena, TX, 4.00%, 2/15/31	750	837,045
Pennsylvania, 4.00%, 6/15/31	885	971,146

Security	Principal Amount (000’s omitted)	Value
Pennsylvania, 5.00%, 7/1/24	$650	$799,357
Peoria, IL, 5.00%, 1/1/27	500	606,790
Port Arthur Independent School District, TX, 5.00%, 2/15/22(2)	500	597,380
Rose Tree Media School District, PA, 3.00%, 2/1/20	350	373,926
Rose Tree Media School District, PA, 4.00%, 2/1/21	400	452,040
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	354,888
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	599,065
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	608,160
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	852,915
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	500	565,865
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	457,956
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	341,373
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	226,510
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	602,045
Stamford, CT, 4.00%, 8/1/27	750	886,515
Sugar Land, TX, 5.00%, 2/15/26	555	710,444
Texas, (Texas Transportation Commission), 5.00%, 4/1/28(2)	1,750	2,222,447
Texas, (Texas Transportation Commission), 5.00%, 4/1/29(2)	2,000	2,525,560
Trussville, AL, 5.00%, 10/1/31	250	295,998
Umatilla County, OR, Pendleton School District No. 16R, 0.00%, 6/15/27	1,060	797,215
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	400	369,492
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	134,948
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	131,229
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	638,460
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	250	181,538
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	172,800
Williamson County, TX, 5.00%, 2/15/28	300	372,288

		$98,587,099

Hospital — 9.0%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$290,208
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	302,995
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	111,617
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	40	45,380
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	872,797
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21	100	115,093
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	177,825
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	299,398
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	295,768
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	294,475
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	711,394
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	300,775
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	625,965
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	625,595
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	582,100
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	579,057
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	603,095
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	608,985
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	953,800

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	$1,000	$1,239,850
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	687,681
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	868,385
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	861,959
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	629,606
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	841,309
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	125,104
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	662,319
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,227,360
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,218,670
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,208,100
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,193,870
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/31	1,000	1,213,270
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/29	250	293,488
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	157,622
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	281,625
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	261,367
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	355,137
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	500	598,930
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21(2)	100	116,939
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22(2)	200	237,880
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23(2)	300	361,233
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24(2)	500	610,470
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	237,428
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	67,049
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	432,526
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	417,678
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	498,028
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	377,187
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	611,135
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	500	604,645
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	500	600,225
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	737,334

		$28,231,731

Housing — 1.9%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$400	$423,580

Security	Principal Amount (000’s omitted)	Value
Maine Housing Authority, 2.30%, 11/15/25	$190	$190,528
Virginia Housing Development Authority, 1.70%, 5/1/22(2)	895	897,712
Virginia Housing Development Authority, 1.85%, 5/1/23(2)	920	923,413
Virginia Housing Development Authority, 1.95%, 11/1/23(2)	295	296,767
Virginia Housing Development Authority, 2.05%, 5/1/24(2)	340	342,081
Virginia Housing Development Authority, 2.25%, 5/1/25(2)	470	472,547
Virginia Housing Development Authority, 2.40%, 5/1/26(2)	520	522,382
Virginia Housing Development Authority, 2.55%, 5/1/27(2)	930	933,478
Washington Housing Finance Commission, 2.05%, 6/1/24(2)	310	310,552
Washington Housing Finance Commission, 2.25%, 6/1/25(2)	455	455,314
Washington Housing Finance Commission, 2.30%, 12/1/25(2)	130	130,091
Washington Housing Finance Commission, 2.40%, 6/1/26(2)	105	104,801

		$6,003,246

Insured-Education — 0.3%
Kershaw County Public Schools Foundation, SC, (BAM), 3.00%, 12/1/26	$250	$261,557
Kershaw County Public Schools Foundation, SC, (BAM), 3.25%, 12/1/28	250	261,418
Kershaw County Public Schools Foundation, SC, (BAM), 3.375%, 12/1/29	500	524,165

		$1,047,140

Insured-Electric Utilities — 0.2%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$574,950

		$574,950

Insured-General Obligations — 2.0%
Greenwood Fifty School Facilities, Inc., SC, (Greenwood School District No. 50), (BAM), 5.00%, 12/1/21	$175	$207,130
New Britain, CT, (BAM), 5.00%, 3/1/21	1,000	1,166,680
New Britain, CT, (BAM), 5.00%, 3/1/23	550	663,762
New Britain, CT, (BAM), 5.00%, 3/1/24	550	674,674
New Britain, CT, (BAM), 5.00%, 3/1/25	400	495,140
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	303,155
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	522,161
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	221,973
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	379,034
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	478,132
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	391,810
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/29	640	705,037

		$6,208,688

Insured-Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$674,495

		$674,495

Insured-Lease Revenue/Certificates of Participation — 5.0%
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/30	$500	$550,180
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/31	500	549,380
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/22	500	596,475
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	1,000	1,214,290
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/24	250	307,677
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,862,940
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,555,425
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	614,045
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,501,180
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	306,273

Security	Principal Amount (000’s omitted)	Value
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$119,532
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/31	250	296,428
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	225	266,042
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	598,080
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	485,108
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	300	358,578
Pasco County School Board, FL, (BAM), 5.00%, 8/1/21	400	472,760
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	361,326
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	312,158
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	509,716
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	383,178
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	449,597
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	759,432
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	509,548
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	629,722

		$15,569,070

Insured-Special Tax Revenue — 0.2%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$141,703
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	520,775

		$662,478

Insured-Transportation — 1.4%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/21	$825	$965,497
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	840	999,768
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	533,795
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	429,761
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	618,540
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	395,661
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	460,114

		$4,403,136

Insured-Water and Sewer — 1.0%
Bucks County, PA, Water and Sewer Authority, (BAM), 5.00%, 6/1/20	$500	$575,695
Bucks County, PA, Water and Sewer Authority, (BAM), 5.00%, 6/1/21	1,075	1,267,909
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/21	250	295,682
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	250	300,115
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	309,500
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	303,870
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	120,192

		$3,172,963

Lease Revenue/Certificates of Participation — 8.7%
Arizona School Facilities Board, 5.00%, 9/1/20	$100	$116,138
Broward County School Board, FL, 5.00%, 7/1/21	250	295,983
Broward County School Board, FL, 5.00%, 7/1/22	1,500	1,811,340
Broward County School Board, FL, 5.00%, 7/1/23	500	612,860
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,550,562
Broward County School Board, FL, 5.00%, 7/1/25	500	625,370
Broward County School Board, FL, 5.00%, 7/1/26	1,000	1,253,430
Broward County School Board, FL, 5.00%, 7/1/27	500	619,770
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,536,687
Broward County School Board, FL, 5.00%, 7/1/29	500	611,145

Security	Principal Amount (000’s omitted)	Value
Broward County School Board, FL, 5.00%, 7/1/30	$500	$607,635
Broward County School Board, FL, 5.00%, 7/1/31	600	726,174
California Public Works Board, 4.00%, 12/1/31	1,000	1,126,260
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	300,118
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	250,492
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/21	490	562,402
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	600,650
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	159,430
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	656,337
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	686,001
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	703,897
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	721,854
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	738,673
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	764,775
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	786,506
Medina City School District, OH, 5.00%, 12/1/23	350	429,037
Medina City School District, OH, 5.00%, 12/1/24	400	493,132
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	1,220	1,383,834
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	611,030
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/27	850	1,049,299
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/28	950	1,161,812
South Dakota Building Authority, 5.00%, 6/1/27	635	776,135
South Dakota Building Authority, 5.00%, 6/1/28	210	256,937
South Dakota Building Authority, 5.00%, 6/1/30	200	241,432
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	850	903,201
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	750	787,898
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	607,605

		$27,125,841

Other Revenue — 2.5%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$357,123
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28(2)	1,000	1,231,300
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29(2)	1,000	1,223,650
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30(2)	1,000	1,213,610
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	732,618
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/21	500	585,715
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	806,402
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	624,310
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	614,170
Missouri Development Finance Board, (Branson Landing), 5.00%, 6/1/21	500	582,935

		$7,971,833

Senior Living/Life Care — 2.5%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$57,291
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	113,787
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	284,140

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	$250	$289,328
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	293,753
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	120,986
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	294,727
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	292,640
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	377,643
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	264,951
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	269,006
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	579,662
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	242,328
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	302,882
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	300,935
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	296,380
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30(2)	200	239,520
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31(2)	425	504,760
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/21(2)	305	357,216
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23(2)	200	241,074
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27(2)	250	305,427
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29(2)	440	527,732
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30(2)	475	566,922
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31(2)	495	587,426

		$7,710,516

Special Tax Revenue — 2.2%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$124,552
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	607,610
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	617,535
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	594,455
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	604,940
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	615,700
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	577,125
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	825,727
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	140	168,290
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/21	250	295,400
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	301,675
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	123,683
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	168,841
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	300,525
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/29	250	299,303
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/30	250	297,780
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/31	250	296,720

		$6,819,861

Transportation — 7.1%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	$250	$292,043
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	179,163
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/24	200	246,796
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	124,585

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	$150	$181,935
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	180,887
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,195,520
Chicago, IL, (O’Hare International Airport), Series B, 5.00%, 1/1/30	500	599,485
Chicago, IL, (O’Hare International Airport), Series D, 5.00%, 1/1/30	100	119,897
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/20	545	635,644
Fort Bend County, TX, Toll Road Revenue, 2.00%, 3/1/21	250	259,278
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	120,461
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	184,151
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	242,876
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	612,715
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,216,910
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	906,997
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	805,369
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	308,050
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	600,115
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	1,000	1,196,490
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	609,355
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	619,965
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	628,165
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	634,910
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,279,830
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	873,367
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	156,924
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	592,140
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	917,392
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	204,460
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	750	912,232
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	483,436
Port of Seattle, WA, 5.00%, 4/1/21	250	296,493
Port of Seattle, WA, 5.00%, 3/1/24	250	311,380
Port of Seattle, WA, 5.00%, 3/1/25	150	186,906
Port of Seattle, WA, 5.00%, 3/1/27	250	305,623
Port of Seattle, WA, 5.00%, 3/1/29	250	301,863
Texas Transportation Commission, 5.00%, 4/1/33	50	60,006
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/30(2)	1,250	1,462,712
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/31(2)	1,000	1,163,140

		$22,209,666

Water and Sewer — 8.0%
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/25	$300	$375,507
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/29	165	199,673
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/30	100	120,148
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	500	604,975
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27(2)	700	897,715
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28(2)	250	327,915
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/29(2)	725	954,499
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31(2)	160	212,718
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/30	500	563,120
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/31	500	560,620
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28(2)	500	633,455
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	762,714

Security	Principal Amount (000’s omitted)	Value
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/28	$500	$630,610
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	626,450
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	747,096
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	500	522,760
Rapid City, SD, Water Revenue, 4.00%, 11/1/28	750	856,920
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	683,160
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	755,264
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,264,110
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	647,628
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23(2)	1,600	1,995,520
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/24(2)	2,000	2,536,800
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/30(2)	940	1,163,579
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/26	500	614,675
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	1,100	1,276,088
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,250	1,441,562
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	485	541,866
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	305	339,688
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/31	250	277,365
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/24	175	216,890
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	262,483
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/26	210	264,203
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	626,882
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	676,847

		$25,181,505

Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$304,865

		$304,865

Total Tax-Exempt Investments — 94.1% (identified cost $286,910,022)		$295,317,719

Other Assets, Less Liabilities — 5.9%		$18,396,483

Net Assets — 100.0%		$313,714,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2016, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.7%
Others, representing less than 10% individually	79.4%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 10.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 9.5% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016 with the transfer of investments and related assets by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Portfolio did not have any open financial instruments at April 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$286,907,735

Gross unrealized appreciation	$8,470,837
Gross unrealized depreciation	(60,853)

Net unrealized appreciation	$8,409,984

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$295,317,719	$—	$295,317,719
Total Investments	$—	$295,317,719	$—	$295,317,719

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Idaho Bond Bank Authority, 4.25%, 9/15/16	$30	$30,418
Maine Municipal Bond Bank, (Maine Department of Transportation), 4.00%, 9/1/16	50	50,593
Maine Municipal Bond Bank, (TransCap Program), 5.00%, 9/1/17	50	52,871
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 2.00%, 6/15/16	65	65,144
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.50%, 6/15/16	70	70,467
North Dakota Public Finance Authority, 5.00%, 10/1/19	35	39,920
Oklahoma Water Resources Board, 5.00%, 4/1/19	25	28,046

		$337,459

Education — 11.1%
Cumberland County Municipal Authority, PA, (Dickinson College), 4.00%, 11/1/17	$30	$31,478
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/18	50	54,799
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	112,600
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/23	250	303,490
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/26	200	253,808
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	60	72,550
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.25%, 10/1/17	65	70,171
Ohio University, 5.00%, 12/1/16	25	25,639
Red River Education Financing Corp., TX, (Texas Christian University), 4.00%, 3/15/18	145	153,691
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/19	145	161,761
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/22	165	199,043
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/25	120	152,365
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/26	150	192,567
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/18	200	219,310
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	309,417
UCF Stadium Corp., FL, 5.00%, 3/1/20	150	170,294
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	174,162
UCF Stadium Corp., FL, 5.00%, 3/1/22	250	295,700
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	300,402
West Clark 2000 School Building Corp., IN, 5.00%, 7/15/21	100	118,165
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	121,173

		$3,492,585

Electric Utilities — 5.8%
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/16	$25	$25,007
JEA, FL, Electric System Revenue, 5.00%, 10/1/16	40	40,757
Lower Colorado River Authority, TX, 5.00%, 5/15/17	25	26,102
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 4.00%, 5/15/16	50	50,082

1

Security	Principal Amount (000’s omitted)	Value
North Carolina Municipal Power Agency Number 1, (Catawba), 4.00%, 1/1/18	$75	$79,068
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	201,700
San Antonio, TX, Electric and Gas Systems, 3.00%, Variable to 12/1/19 (Put Date), 12/1/45(1)	225	239,587
San Antonio, TX, Electric and Gas Systems, 3.00%, Variable to 12/1/20 (Put Date), 12/1/45(1)	250	268,425
San Antonio, TX, Electric and Gas Systems, 5.00%, 2/1/17	35	36,185
Springfield, IL, Electric System Revenue, 5.00%, 3/1/19	250	277,497
Springfield, IL, Electric System Revenue, 5.00%, 3/1/20	50	56,879
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	232,824
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	309,917

		$1,844,030

Escrowed/Prerefunded — 0.2%
California, Escrowed to Maturity, 4.00%, 7/1/16	$70	$70,435

		$70,435

General Obligations — 26.3%
Brookhaven, NY, 2.00%, 5/1/16	$50	$50,005
Campton Township, IL, 5.00%, 12/15/19	75	84,985
Campton Township, IL, 5.00%, 12/15/22	200	239,452
Campton Township, IL, 5.00%, 12/15/23	105	127,302
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	100	91,517
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/17	45	46,757
Clackamas County, OR, 4.00%, 6/1/16	30	30,098
Collin County, TX, 4.50%, 2/15/17	35	36,107
Colorado Independent School District, TX, (PSF Guaranteed), 2.00%, 8/15/16	25	25,119
Connecticut, 1.18%, 5/15/17(1)	75	75,220
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/18	75	78,125
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/20	100	109,877
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	250	279,775
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/16	25	25,080
Decatur City Board of Education, AL, 4.00%, 2/1/18	50	52,583
Decatur City Board of Education, AL, 5.00%, 2/1/24	50	61,137
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	61,877
Decatur, IL, 5.00%, 3/1/20	100	113,074
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/17	110	116,218
Dorchester County, SC, 3.00%, 4/1/17	35	35,786
Dublin City School District, OH, 4.00%, 12/1/17	60	63,183
Eastchester, NY, Union Free School District, 3.00%, 6/15/16	35	35,107
Erie County, PA, 4.00%, 9/1/17	25	26,065
Frisco Independent School District, TX, (PSF Guaranteed), 2.00%, 8/15/17	30	30,509
Hampden Township, PA, 3.00%, 5/15/16	25	25,029
Houston Independent School District, TX, 4.00%, 2/15/17	75	77,043
Illinois, 5.00%, 1/1/18	150	158,379
Illinois, 5.00%, 7/1/22	70	78,651
Illinois, 5.00%, 8/1/24	100	110,819
Illinois, 5.00%, 3/1/25	100	109,506
Illinois, 5.00%, 8/1/25	300	329,829
Joshua Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/24	55	65,045

2

Security	Principal Amount (000’s omitted)	Value
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/17	$40	$41,111
Lake County Community College District No. 532, IL, 4.00%, 6/1/19	35	38,206
Lake County Community Consolidated School District No. 50, IL, 3.00%, 1/1/17	125	126,881
Lake County Community Consolidated School District No. 50, IL, 4.00%, 1/1/18	150	157,621
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	250	290,192
Lake County Forest Preserve District, IL, 3.00%, 12/15/19	55	58,878
Lake County Forest Preserve District, IL, 3.00%, 12/15/26	100	106,334
Lakeland, FL, 5.00%, 10/1/19	50	56,315
Lakeland, FL, 5.00%, 10/1/21	50	58,866
Lakeland, FL, 5.00%, 10/1/22	100	119,710
Lakeland, FL, 5.00%, 10/1/24	50	61,682
Little Rock School District, AR, 3.00%, 2/1/23	100	105,213
Little Rock School District, AR, 3.00%, 2/1/24	250	262,470
Little Rock School District, AR, 3.00%, 2/1/25	250	260,877
Live Oak, TX, 3.00%, 8/1/16	285	286,790
Macomb County, MI, 4.00%, 5/1/23	50	57,650
Maryland, 5.50%, 3/1/17	40	41,668
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	304,842
Mecklenburg County, NC, 5.00%, 8/1/16	75	75,879
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/18	50	49,076
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	50	48,412
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	50	47,613
New York, NY, 1.06%, 2/15/19(1)	100	99,952
New York, NY, 1.11%, 2/15/20(1)	100	99,874
Palisades School District, PA, 4.00%, 9/1/18	30	32,150
Pendergast Elementary School District No. 92, AZ, 3.00%, 7/1/21	50	54,017
Port Arthur Independent School District, TX, 5.00%, 2/15/22(2)	250	298,690
Ramsey County, MN, 4.00%, 2/1/17	25	25,655
Schaumburg, IL, 4.00%, 12/1/19	40	44,247
Schertz-Cibolo-Universal City Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/26	250	288,985
Scottsdale, AZ, 5.00%, 7/1/16	70	70,554
Seattle, WA, 4.00%, 3/1/17	40	41,166
Toms River, NJ, 4.00%, 12/1/20	100	112,543
Toms River, NJ, 4.00%, 12/1/21	200	228,570
Toms River, NJ, 4.00%, 12/1/22	325	376,155
Vistancia Community Facilities District, AZ, 4.00%, 7/15/18	30	31,871
Vistancia Community Facilities District, AZ, 5.00%, 7/15/19	30	33,501
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	34,446
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	65	75,193
Vistancia Community Facilities District, AZ, 5.00%, 7/15/26	35	39,915
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	400	359,860
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	135	118,106
Will County Forest Preservation District, IL, 5.25%, 12/15/16	75	77,219
Will County, IL, 4.00%, 11/15/19	30	33,047
Wilson School District, PA, 3.00%, 5/15/16	45	45,052
Winnebago County, IL, 5.00%, 12/30/20	100	116,070
Wisconsin, 5.00%, 5/1/16	75	75,020

		$8,317,403

3

Security	Principal Amount (000’s omitted)	Value
Hospital — 9.0%
Berks County Municipal Authority, PA, (Reading Hospital and Medical Center), 4.25%, 11/1/16	$25	$25,455
Colorado Health Facilities Authority, (Parkview Medical Center), 3.00%, 9/1/21	100	105,809
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/22	30	34,128
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	28,363
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	30,355
Illinois Finance Authority, (Hospital Sisters Services, Inc.), 5.00%, 8/15/17	30	31,564
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/17	50	50,965
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/18	100	103,225
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	25	26,852
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/17	50	52,578
Monroeville Finance Authority, PA, (UPMC), 4.00%, 2/15/17	50	51,317
Monroeville Finance Authority, PA, (UPMC), 5.00%, 2/15/21	50	58,749
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 4.00%, 10/1/16	25	25,338
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	250	312,582
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 4.00%, 7/1/17	50	51,848
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/17	90	92,621
Ohio, (Cleveland Clinic Health System), Series 2009B, 5.00%, 1/1/18	40	42,840
Ohio, (Cleveland Clinic Health System), Series 2011A, 5.00%, 1/1/18	25	26,775
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/16	50	50,945
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	32,513
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/23	35	42,734
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	50	52,401
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/24	65	80,229
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	43,556
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/18	180	191,635
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	108,264
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	267,216
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	172,423
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	232,326
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/19	200	220,352
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	150	178,071
Wisconsin Health and Educational Facilities Authority, (Gundersen Lutheran), 3.00%, 10/15/16	25	25,268

		$2,849,297

Housing — 0.6%
Virginia Housing Development Authority, 2.40%, 5/1/26(2)	$200	$200,916

		$200,916

Insured-Education — 0.2%
Oil City Area School District, PA, (BAM), 4.00%, 11/15/18	$25	$26,881
Oil City Area School District, PA, (BAM), 5.00%, 11/15/19	25	28,369

		$55,250

4

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.4%
Adams 12 Five Star Schools, Adams County and City and County of Broomfield, CO, (NPFG), Prerefunded to 12/15/16, 0.00%, 12/15/19	$100	$86,541
Glendale, AZ, Water and Sewer Revenue, (AGM), Prerefunded to 1/1/18, 5.00%, 7/1/21	25	26,777

		$113,318

Insured-General Obligations — 6.1%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 5.25%, 7/1/23	$50	$61,880
Central Greene School District, PA, (BAM), 5.00%, 2/15/17	200	206,498
Central Greene School District, PA, (BAM), 5.00%, 2/15/18	25	26,765
Central Greene School District, PA, (BAM), 5.00%, 2/15/19	200	220,996
Iredell County, NC, (AGM), 5.00%, 6/1/18	30	32,450
New Britain, CT, (BAM), 5.00%, 3/1/23	150	181,026
New Britain, CT, (BAM), 5.00%, 3/1/24	150	184,002
New Britain, CT, (BAM), 5.00%, 3/1/25	150	185,677
Peoria Unified School District No. 11, Maricopa County, AZ, (AGM), 5.00%, 7/1/24	85	106,133
Rockford, IL, (AGM), 3.00%, 12/15/16	100	101,493
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/18	50	52,120
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	52,897
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	53,333
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	53,788
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/19(2)	100	102,065
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/20(2)	100	102,292
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/21(2)	100	102,212
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/23(2)	100	101,224

		$1,926,851

Insured-Hospital — 1.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$250	$337,247
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), 5.25%, 7/1/16	25	25,204

		$362,451

Insured-Lease Revenue/Certificates of Participation — 2.4%
Brevard County, FL, School Board, (AMBAC), 5.00%, 7/1/16	$50	$50,388
Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	250	284,525
Highlands County School Board, FL, (BAM), 5.00%, 3/1/21	70	81,596
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	100	118,241
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	218,299

		$753,049

Insured-Other Revenue — 0.1%
Schertz/Seguin Local Government Corp., TX, (BAM), 3.00%, 2/1/17	$25	$25,408

		$25,408

Insured-Special Tax Revenue — 0.2%
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$50	$62,840

		$62,840

5

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 0.5%
Kentucky Turnpike Authority, (AMBAC), 5.00%, 7/1/16	$30	$30,235
Rhode Island Economic Development Corp., (Department of Transportation), (AGC), 5.25%, 6/15/19	100	112,702

		$142,937

Insured-Water and Sewer — 2.4%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 2.00%, 9/1/18	$25	$25,572
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	25	27,023
Central Weber Sewer Improvement District, UT, (AGC), 4.00%, 3/1/17	35	35,923
Cleveland, OH, Water Revenue, (NPFG), 5.00%, 1/1/17	25	25,721
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/17	150	154,026
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/18	150	156,608
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/20	150	160,175
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/22	150	161,574

		$746,622

Lease Revenue/Certificates of Participation — 7.1%
Cleveland County Educational Facilities Authority, OK, (Norman Public Schools), 5.00%, 7/1/16	$45	$45,346
Colorado, (UCDHSC Fitzsimons Academic Projects), 4.00%, 11/1/16	50	50,870
Highlands County School Board, FL, 5.00%, 3/1/18	50	53,527
Highlands County School Board, FL, 5.00%, 3/1/19	150	165,639
Miami-Dade County School Board, FL, 5.00%, 2/1/20	200	228,232
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	365,127
Miami-Dade County School Board, FL, 5.00%, 2/1/25	200	246,366
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	109,287
Ohio Department of Administrative Services, (State Taxation Accounting and Revenue System), 5.00%, 3/1/25	100	120,915
Pima County, AZ, Certificates of Participation, 5.25%, 6/1/16	250	251,075
South Dakota Building Authority, 5.00%, 6/1/25	85	106,565
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	150	159,388
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	262,632
Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	28,329
Washington, (State Board for Community and Technical Colleges), 4.00%, 7/1/17	30	31,128
Wisconsin, 5.00%, 9/1/17	25	26,431

		$2,250,857

Other Revenue — 3.5%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$119,041
CIVICVentures, AK, (Anchorage Convention Center), 4.00%, 9/1/20	200	220,862
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	150	183,154
West Virginia School Building Authority, Lottery Revenue, 3.00%, 7/1/17	85	87,369
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/22	100	121,910
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/23	100	123,754
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	125,642
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	127,041

		$1,108,773

6

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 2.7%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 3.00%, 10/1/17	$50	$51,147
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/19	50	53,850
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/20	50	54,644
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	50	59,279
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	60	69,895
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	70,187
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	57,865
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	118,756
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	55,201
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 3.00%, 9/15/18	30	30,865
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/19	100	106,474
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/21	50	54,023
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	25	26,864
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	50	53,296

		$862,346

Special Tax Revenue — 9.1%
Baltimore, MD, Special Tax Obligation, 4.00%, 6/15/18	$50	$52,805
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/18	200	220,384
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	200	237,782
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	175	215,495
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/20	25	28,894
Fort Smith, AR, Sales and Use Tax Revenue, 4.00%, 5/1/21	50	56,687
Garland, TX, Tax and Electric Utility System Revenue, 5.00%, 2/15/19	30	33,446
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/17	50	51,699
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/18	45	48,183
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/19	70	77,085
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/22	35	40,892
Houston Convention & Entertainment Facilities Department, TX, 4.00%, 9/1/17	75	78,145
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/16	75	75,597
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/17	50	51,950
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	123,673
Southlake Parks Development Corp., TX, 3.00%, 2/15/18	25	25,959
Thornton Development Authority, CO, 2.00%, 12/1/19	200	203,914
Thornton Development Authority, CO, 3.00%, 12/1/21	125	133,707
Thornton Development Authority, CO, 3.00%, 12/1/22	100	106,732
Thornton Development Authority, CO, 4.00%, 12/1/18	245	262,032
Thornton Development Authority, CO, 4.00%, 12/1/20	100	110,962
Thornton Development Authority, CO, 5.00%, 12/1/23	150	181,623
Thornton Development Authority, CO, 5.00%, 12/1/25	75	91,008

7

Security	Principal Amount (000’s omitted)	Value
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/18	$100	$107,168
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	113,249
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/22	50	58,775
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/23	60	71,763

		$2,859,609

Transportation — 3.0%
Atlanta, GA, Airport Passenger Facility Charge Revenue, 5.00%, 1/1/17	$45	$46,348
Charlotte, NC, (Charlotte Douglas International Airport), 2.50%, 7/1/16	25	25,086
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/20	45	51,229
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	50	58,408
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	25	31,146
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/26	100	124,487
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/18	65	70,635
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	50	58,750
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	100	123,903
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	114,512
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	120,086
Oklahoma Turnpike Authority, 5.00%, 1/1/17	25	25,749
Southeastern Pennsylvania Transportation Authority, 5.00%, 6/1/17	60	62,738
VIA Metropolitan Transit Advanced Transportation District, TX, 4.00%, 8/1/16	50	50,455

		$963,532

Water and Sewer — 4.7%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$69,704
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/21	50	58,950
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/24	100	123,702
Clear Lake City Water Authority, TX, 3.00%, 3/1/17	25	25,477
Clear Lake City Water Authority, TX, 4.00%, 3/1/18	95	100,562
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/18	100	110,322
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/19	75	85,570
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	424,254
District of Columbia Water and Sewer Authority, 5.00%, 10/1/17	150	159,210
Fort Worth, TX, Water and Sewer System, 4.00%, 2/15/17	25	25,681
Indiana Finance Authority, (CWA Authority, Inc.), 4.00%, 10/1/16	75	76,082
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/20	100	116,752
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/16	75	75,350
Northeast Ohio Regional Sewer District, 5.00%, 11/15/16	25	25,604

		$1,477,220

Total Tax-Exempt Investments — 97.6% (identified cost $30,128,184)		$30,823,188

8

Short-Term Investments — 3.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(3)	$1,075	$1,074,848

Total Short-Term Investments (identified cost $1,074,848)		$1,074,848

Total Investments — 101.0% (identified cost $31,203,032)		$31,898,036

Other Assets, Less Liabilities — (1.0)%		$(317,433)

Net Assets — 100.0%		$31,580,603

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	16.0%
Illinois	13.5%
Florida	12.7%
Pennsylvania	10.2%
Others, representing less than 10% individually	45.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 13.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.2% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(2)	When-issued security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2016 was $1,110.

9

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Fund did not have any open financial instruments at April 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,198,908

Gross unrealized appreciation	$701,217
Gross unrealized depreciation	(2,089)

Net unrealized appreciation	$699,128

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$30,823,188	$—	$30,823,188
Short-Term Investments	—	1,074,848	—	1,074,848
Total Investments	$—	$31,898,036	$—	$31,898,036

The Fund held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.0%

Security	Principal Amount (000’s omitted)	Value
Education — 5.1%
Clemson University, SC, 4.00%, 5/1/32	$200	$223,544
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	100	121,472

		$345,016

Electric Utilities — 7.3%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/33	$125	$137,694
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	50	53,917
South Carolina Public Service Authority, 5.00%, 12/1/36	250	296,112

		$487,723

General Obligations — 27.4%
Burleson Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/35(1)	$125	$138,965
Burleson Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/36(1)	200	220,716
Cascade School District No. 228, Chelan County, WA, 4.00%, 12/1/26	100	115,518
Clark County, NV, 4.00%, 7/1/30	75	83,914
Decatur City Board of Education, AL, 4.00%, 2/1/35	100	106,614
Duplin County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	50	61,990
Grand Ledge Public Schools, MI, 5.00%, 5/1/32	50	60,170
Grand Ledge Public Schools, MI, 5.00%, 5/1/33	40	47,942
Guilford County, NC, 5.00%, 2/1/28	50	64,074
Illinois, 5.00%, 3/1/25	100	109,506
Illinois, 5.00%, 2/1/26	50	55,741
Illinois, 5.50%, 7/1/26	50	56,972
Lakeland, FL, 5.00%, 10/1/29	100	119,175
Lakeland, FL, 5.00%, 10/1/31	100	118,126
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	188,080
Williamson County, TX, 4.00%, 2/15/29	150	172,449
Williamson County, TX, 4.00%, 2/15/30	100	114,233

		$1,834,185

Hospital — 7.2%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	$50	$59,781
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	58,030
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/25	100	126,308
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/32	100	118,707
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/33	100	118,261

		$481,087

Insured-General Obligations — 16.3%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/28	$100	$113,056
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/29	100	112,574
Grandville, MI, Public Schools, (AGM), 5.00%, 5/1/27	150	182,415
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	150	73,903
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/34	150	70,205
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	300	133,218

1

Security	Principal Amount (000’s omitted)	Value
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	$150	$164,049
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/26	100	123,040
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/28	100	120,436

		$1,092,896

Insured-Special Tax Revenue — 2.9%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$150	$192,755

		$192,755

Lease Revenue/Certificates of Participation — 6.1%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$161,501
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/27	150	185,170
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/28	50	61,148

		$407,819

Senior Living/Life Care — 12.1%
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$293,345
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	100	119,802
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	100	118,631
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	167,461
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	111,019

		$810,258

Special Tax Revenue — 4.9%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$268,403
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	57,404

		$325,807

Water and Sewer — 4.7%
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/29	$50	$60,507
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/30	50	60,074
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/31	50	59,825
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/32	50	59,555
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	73,270

		$313,231

Total Tax-Exempt Investments — 94.0% (identified cost $5,895,110)		$6,290,777

Short-Term Investments — 6.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(2)	$422	$422,369

Total Short-Term Investments (identified cost $422,369)		$422,369

Total Investments — 100.3% (identified cost $6,317,479)		$6,713,146

Other Assets, Less Liabilities — (0.3)%		$(19,220)

Net Assets — 100.0%		$6,693,926

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.2%
Texas	12.1%
Others, representing less than 10% individually	67.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 19.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.4% to 15.8% of total investments.

(1)	When-issued security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2016 was $840.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

PSF	-	Permanent School Fund

The Fund did not have any open financial instruments at April 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,317,242

Gross unrealized appreciation	$396,478
Gross unrealized depreciation	(574)

Net unrealized appreciation	$395,904

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$6,290,777	$—	$6,290,777
Short-Term Investments	—	422,369	—	422,369
Total Investments	$—	$6,713,146	$—	$6,713,146

3

The Fund held no investments or other financial instruments as of January 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 27, 2016